UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        September 30, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       UMC Benefit Board, Inc.
Address:    1901 Chestnut Ave
            Glenview, IL 600025

13F File Number:  28-11783

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David H. Zellner
Title:      Chief Investment Officer
Phone:      847-866-4698

Signature, Place and Date of Signing:

\s\ David H. Zellner
- -------------------------------
David H. Zellner                Evanston, Illinois    November 12, 2010

Report Type:

[ ]   13F HOLDINGS REPORT
[X]   13F NOTICE
[ ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
- --------------------          ----
028-03917                    	DARUMA ASSET MANAGEMENT INC /NY
028-10622			ZEVENBERGEN CAPITAL INVESTMENTS LLC
028-00223			RCM CAPITAL MANAGEMENT LLC
028-06649			HOOVER INVESTMENT MANAGEMENT CO INC
028-03692			MILLER HOWARD INVESTMENTS INC /NY
028-06630			DISCIPLINED GROWTH INVESTORS INC /MN
028-10968			EPOCH INVESTMENT PARTNERS INC
028-04557			WELLINGTON MANAGEMENT CO LLP
028-04760			RREEF AMERICA LLC
028-10487			NORTHERN TRUST INVESTMENTS NA
028-03139			BROWN CAPITAL MANAGEMENT INC
028-12283			PYRAMIS GLOBAL ADVISORS TRUST CO
028-03946			BLACKROCK INSTITUTIONAL TRUST CO
028-00096			CAPITAL GUARDIAN TRUST CO
028-10068			HOTCHKIS & WILEY CAPITAL MANAGEMENT LLC
028-04841			BAILLIE GIFFORD & CO LTD
028-11833			SPRUCEGROVE INVESTMENT MANAGEMENT LTD
028-10957			GENESIS ASSET MANAGERS, LLP
028-03872			EUROPEAN INVESTORS INC
028-00092			PUTNAM ADVISORY CO LLC

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.